Share Capital - Schedule of Activity in RSUs Granted to Employees and Consultants (Details) - 2024 Plan [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Share Capital [Line Items]
Number of RSUs, Unvested at the beginning of the period | shares	43,373
Weighted Average Grant Date Fair Value, Unvested at the beginning of the period | $ / shares	$ 39.3
Number of RSUs, Granted | shares	3,000
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 12.3
Number of RSUs, Vested and settled into ordinary shares | shares	4,049
Weighted Average Grant Date Fair Value, Vested and settled into ordinary shares | $ / shares
Number of RSUs, Forfeited | shares	2,150
Weighted Average Grant Date Fair Value, Forfeited | $ / shares
Number of RSUs, Unvested at the end of the period | shares	40,174
Weighted Average Grant Date Fair Value, Unvested at the end of the period | $ / shares	$ 35.7